Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Expense
	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2016	2015	2016	2015
Research and development	$301,985	$307,892	$889,666	$633,593
General and administrative	666,556	1,186,931	2,570,326	2,333,010
Total stock-based compensation expense	$968,541	$1,494,823	$3,459,992	$2,966,603

	Years Ended December 31,
	2015	2014
Research and development	$929,633	$163,019
General and administrative	3,534,062	441,957
Total share-based compensation expense	$4,463,695	$604,976

Summary of Stock Option Activity
	Options Outstanding	Weighted Average Exercise Price
Outstanding at December 31, 2013	20,543	$8.81
Granted	12,280	62.68
Exercised	—	—
Forfeited/cancelled/expired	—	—
Outstanding and expected to vest at December 31, 2014	32,823	$29.00
Granted	407,547	16.50
Exercised	(376)	2.15
Forfeited/cancelled/expired	(1,746)	54.91
Outstanding and expected to vest at December 31, 2015	438,248	$17.46
Vested and exercisable at December 31, 2015	24,054	$26.57

Summary of activity related to restricted stock grants
	Shares	WeightedAverage Grant-Date Fair Value
Non-vested at December 31, 2014	—	$—
Granted	310,926	16.87
Vested	—	—
Forfeited	—	—
Non-vested at December 31, 2015	310,926	$16.87

Valuation Assumptions Used to Determine Stock-based Expense
	Years Ended December 31,
	2015	2014
Risk-free interest rate	0.9 to 1.8%	0.1 to 2%
Dividend yield	0%	0%
Expected volatility	81to87%	84to100%
Expected life of options, in years	5.5 and 6.0	5 and 6.25
Weighted average grant date fair value	$1.56	$4.73

Common Stock Reserved for Future Issuance
Common stock reserved for conversion of preferred stock	2,975,424
Common stock reserved for exercise of warrants	5,124,144
Common stock options outstanding	815,412
Authorized for future grant or issuance under the Stock Plan	22,443
Nonvested restricted stock	205,478
Total	9,142,901

Common stock reserved for conversion of preferred stock and warrants	4,012,442
Common stock options outstanding	438,249
Authorized for future grant or issuance under the Stock Plan	401,353
Unvested restricted stock	310,926
Total	5,162,970